Share Capital and Employee Compensation Plans - Dividends (Details) - $ / shares	Feb. 18, 2026	Nov. 12, 2025	Aug. 06, 2025	May 07, 2025	Feb. 19, 2025	Nov. 05, 2024	Aug. 07, 2024	May 08, 2024	Feb. 21, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividends (dollars per share)		$ 0.14	$ 0.12	$ 0.10		$ 0.10	$ 0.10	$ 0.10	$ 0.10
Major ordinary share transactions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividends (dollars per share)	$ 0.18				$ 0.10